UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336

Franklin Templeton International Trust

Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
April 30, 2018

Franklin India Growth Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

India’s economy expanded during the six months ended April 30, 2018, as the effects of demonetization and the implementation of the Goods and Services Tax (GST) faded. Economic expansion was also encouraged by growth in government and private consumption and industrial production, despite a widening trade deficit. Indian stocks, as measured by the MSCI India Index, rose slightly amid Moody’s Investor Service’s upgrade of India’s sovereign rating, simplification of GST compliance and positive global economic data. However, Indian equities were hindered by the imposition of taxes on long-term capital gains and equity mutual funds dividends, news of fraud at a public sector bank and concerns about rising global trade tensions.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin India Growth Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

Sincerely,

Edward B. Jamieson

President and Chief Executive Officer –

Investment Management

Franklin Templeton International Trust

This letter reflects our analysis and opinions as of April 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin India Growth Fund

This semiannual report for Franklin India Growth Fund covers the period ended April 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation by investing under normal market conditions at least 80% of its net assets in securities of “Indian companies,” which are defined as those organized under the laws of, with a principal office in, or for which the principal trading market for their securities is in India, that derive 50% or more of total revenue or profit from goods or services produced or sales made in India, or that have 50% or more of their assets in India. The Fund currently intends to invest in the securities of Indian companies by investing in shares of a wholly-owned, collective investment vehicle (the “Portfolio”), registered with and regulated by the Mauritius Financial Services Commission. The Portfolio historically sought to maintain residency in Mauritius to avail itself of a beneficial tax treaty between Mauritius and India. The treaty has since been amended and may no longer provide significant tax benefits for the Fund. See “Investments through Mauritius” in the Fund’s prospectus for more information. Unless the context otherwise requires, descriptions in this report of securities and transactions, and their associated risks, refer to investments made directly or indirectly by the Fund through the Portfolio. See page 8 for additional details in investing through the Portfolio.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +0.73% cumulative total return. In comparison, the MSCI India Index posted a +0.89% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition*

Based on Total Net Assets as of 4/30/18

*The information shown includes the Fund’s indirect holdings through the Portfolio.

Economic and Market Overview

The Indian economy, as measured by gross domestic product, grew 7.2% in fiscal-year 2018’s third quarter—which ran from October 1, 2017, through December 31, 2017—compared to the prior-year period, an increase from the second quarter’s

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN INDIA GROWTH FUND

6.5% growth.2 The economy improved as the effects of demonetization and implementation of the Goods and Services Tax (GST) faded amidst growth in the manufacturing and electricity sectors. An increase in government final consumption expenditure was also robust even as private final consumption expenditure and gross fixed capital formation saw only moderate growth. However, the economy was hindered by a widening trade deficit, caused by sluggish exports and increases in non-oil and non-gold imports. Inflation increased during the second and third quarters, though it tailed off in the final months, while interest rates remained unchanged.

Equity markets trended higher during the country’s second quarter amidst a sovereign rating upgrade by credit rating agency Moody’s Investors Service, simplification of compliance procedures under GST, amendments to the insolvency and bankruptcy code, strong domestic liquidity and positive global economic data. However, the February announcement of the imposition of a long-term capital gains tax on equity investment and a dividend distribution tax on equity mutual funds reversed the uptrend in equities.

Other factors that weighed on markets included the revelation of fraud in a Public Sector Undertakings (PSU) bank, rising global trade tensions and political setbacks for the ruling Bharatiya Janata Party. These were partially offset by a positive trend in high frequency economic data, indicating increases in domestic consumption demand and growth in private capital expenditures and investments, all of which supported investor sentiment and improving momentum in corporate earnings growth.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek to invest in companies whose current market price, in our opinion, does not reflect future growth prospects. We look for companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation. Our philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above-average or rising margins, and strong returns on capital invested in the business. In choosing equity investments, we also consider

Top 10 Holdings*
4/30/18
Company Sector/Industry	% of Total Net Assets
Infosys Ltd. IT Services	8.4%
Kotak Mahindra Bank Ltd. Banks	5.2%
HDFC Bank Ltd. Banks	4.8%
Hindustan Unilever Ltd. Household Products	4.2%
Yes Bank Ltd. Banks	4.1%
Tata Motors Ltd. Automobiles	3.5%
Larsen & Toubro Ltd. Construction & Engineering	3.5%
Cognizant Technology Solutions Corp. (US) IT Services	3.4%
Titan Co. Ltd. Textiles, Apparel & Luxury Goods	3.0%
UltraTech Cement Ltd. Construction Materials	3.0%

*The information shown includes the Fund’s indirect holdings through the Portfolio.

such factors as the company’s financial strength, management’s expertise, the company’s growth potential within the industry, and the industry’s growth potential.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Titan, Infosys and Hindustan Unilever.

Operating in the luxury goods industry, Titan has established itself as a strong Indian brand for watches and accessories. The company has also successfully ventured into the fragmented Indian jewelry market with its subsidiary Tanishq. Expansion in its jewelry and watch businesses contributed to profit margin growth, which boosted results in fiscal-year 2018’s third quarter and contributed to a surge in its stock price. Titan operates multiple brands in segments ranging from mass market to premium and luxury. Key growth drivers include diamond jewelry, revised gold exchange policy, and effective use of digital omni-channel platforms for its brands. Strong and diversified growth coming from multiple sub-brands supports our positive view on the stock.

2. Source: Central Statistics Office, India.

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FRANKLIN INDIA GROWTH FUND

Infosys is a consulting, technology and outsourcing company. As headwinds for the information technology sector faded, optimism about a recovery in the financial services segment and a weak Indian rupee benefited the company. Fiscal-year 2018’s third-quarter results were in line with market expectations, and a change in company leadership boosted the stock price. Infosys’ efforts to streamline existing initiatives with scaling of digital services, retrain employees and a clear tilt toward services could help sustain future growth momentum.

Hindustan Unilever, a household products company, benefited from gradual, broad-based growth in post-demonetization demand, which aided volume growth and boosted results. Expectations of a recovery in rural demand, stemming from a normal monsoon season, could benefit the stock going forward, in our opinion.

In contrast, key detractors from the Fund’s absolute performance included Idea Cellular, State Bank of India and Tata Motors.

Wireless telecommunications company Idea Cellular’s revenue growth was hurt by intense competition caused by the entry of Reliance Jio3 into the sector as well as regulatory changes that persisted through most of 2017. The decline in revenue growth was a drag on the stock price during the period under review. We believe the merger of Idea Cellular with Vodafone3, expected to be completed by June 2018, could bring about synergies of controlled operating expenses and better cost optimization.

State Bank of India’s performance was hampered by a Reserve Bank of India-directed non-performing loan provisioning increase. A sudden surge in the government bond yields further dented the treasury income of the bank. We believe that despite the stress in asset quality in the banking system, State Bank of India stands out among PSU banks in terms of asset quality. A stronger deposit franchise, relatively better provision coverage ratio and strong liability franchise could position the bank to benefit from an improving asset quality cycle.

Tata Motor’s Jaguar Land Rover (JLR) segment hurt the consolidated performance of the company, even though Tata Motor’s standalone results remained robust. JLR’s profitability suffered amid weak industry demand, record capital expenditure and unfavorable product mix. We believe that seasonal improvement in volumes during the fourth quarter of fiscal-year 2018 could support growth going forward. Our positive view on Tata Motors’ stock is based on its leadership in the commercial vehicle segment and a diversified portfolio mix.

Thank you for your continued participation in Franklin India Growth Fund. We look forward to serving your future investment needs.

Sukumar Rajah

Stephen H. Dover, CFA

Purav A. Jhaveri, CFA, FRM

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

3. Not a Fund holding.

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FRANKLIN INDIA GROWTH FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INDIA GROWTH FUND

Performance Summary as of April 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 4/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A 6-Month	+0.73%	-5.08%
1-Year	+5.63%	-0.42%
5-Year	+70.66%	+9.98%
10-Year	+78.29%	+5.32%
Advisor 6-Month	+0.91%	+0.91%
1-Year	+5.97%	+5.97%
5-Year	+73.11%	+11.60%
10-Year	+83.23%	+6.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN INDIA GROWTH FUND

PERFORMANCE SUMMARY

Distributions (11/1/17–4/30/18)

Share Class	Long-Term Capital Gain
A	$0.4539
C	$0.4539
R6	$0.4539
Advisor	$0.4539

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	1.65%	2.10%
Advisor	1.40%	1.85%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to risks associated with these companies’ smaller size, lesser liquidity and the potential lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund relies on the income tax treaty between India and the Republic of Mauritius for relief from certain Indian taxes. As a result of recent treaty renegotiations, effective April 1, 2017, India began imposing taxes on short-term capital gains realized from the alienation of shares in an Indian company acquired on or after that date. The imposition of taxes by India as a result of the recent treaty renegotiations, or for any other reason, such as legislative changes or changes in the requirements to establish a residency in Mauritius could result in higher taxes and lower returns for the Fund. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 2/28/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN INDIA GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period 11/1/17–4/30/18[1,2]	Ending Account Value 4/30/18	Expenses Paid During Period 11/1/17–4/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,007.30	$8.01	$1,016.81	$8.05	1.61%
C	$1,000	$1,003.60	$11.72	$1,013.09	$11.78	2.36%
R6	$1,000	$1,009.60	$6.03	$1,018.79	$6.06	1.21%
Advisor	$1,000	$1,009.10	$6.77	$1,018.05	$6.81	1.36%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Highlights

Franklin India Growth Fund

	Six Months Ended
	April 30, 2018	Year Ended October 31,
	(unaudited)	2017		2016		2015	2014		2013

Class A

Per share operating performance[a]
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.52	$13.52		$12.23		$12.37	$8.55		$8.73

Income from investment operations[b]:

Net investment income (loss)[c]	(0.10)	(0.11)		0.02	[d]	(0.10)	0.02	[e]	(0.01)

Net realized and unrealized gains (losses)	0.22	2.11		1.27		0.04	3.80		(0.17)

Total from investment operations	0.12	2.00		1.29		(0.06)	3.82		(0.18)

Less distributions from:

Net investment income	—	—		—		(0.08)	—		—

Net realized gains	(0.45)	—		—		—	—		—

Total distributions	(0.45)	—		—		(0.08)	—		—

Net asset value, end of period	$15.19	$15.52		$13.52		$12.23	$12.37		$8.55

Total return[f]	0.73%	14.79%		10.55%		(0.49)%	44.68%		(2.06)%

Ratios to average net assets[a,g]

Expenses before waiver and payments by affiliates	2.03%	2.15%		2.14%		2.08%	2.25%		2.26%

Expenses net of waiver and payments by affiliates	1.61% [h]	1.65%	[h]	1.65%		1.69%	1.65%		1.68%

Net investment income (loss)	(1.33)%	(0.78)%		0.15%	[d]	(0.77)%	0.22%	[e]	(0.07)%

Supplemental data

Net assets, end of period (000’s)	$81,468	$78,079		$61,347		$66,035	$53,230		$25,025

Portfolio turnover rate[i]	11.03%	39.65%		21.54%		46.88%	35.48%		16.95%

aThe per share amounts and ratios include income and expenses of the Portfolio.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.61)%.

eNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.04%.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hBenefit of expense reduction rounds to less than 0.01%.

iIncludes the Portfolio’s rate of turnover.

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FINANCIAL HIGHLIGHTS

Franklin India Growth Fund (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
	(unaudited)	2017		2016		2015	2014		2013

Class C

Per share operating performance[a]
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.54	$12.77		$11.64		$11.81	$8.22		$8.45

Income from investment operations[b]:

Net investment income (loss)[c]	(0.15)	(0.20)		(0.07)[d]		(0.18)	(0.05)[e]		(0.07)

Net realized and unrealized gains (losses)	0.21	1.97		1.20		0.05	3.64		(0.16)

Total from investment operations	0.06	1.77		1.13		(0.13)	3.59		(0.23)

Less distributions from:

Net investment income	—	—		—		(0.04)	—		—

Net realized gains	(0.45)	—		—		—	—		—

Total distributions	(0.45)	—		—		(0.04)	—		—

Net asset value, end of period	$14.15	$14.54		$12.77		$11.64	$11.81		$8.22

Total return[f]	0.36%	13.86%		9.71%		(1.14)%	43.67%		(2.72)%

Ratios to average net assets[a,g]

Expenses before waiver and payments by affiliates	2.78%	2.90%		2.89%		2.79%	2.95%		2.98%

Expenses net of waiver and payments by affiliates	2.36% [h]	2.40%	[h]	2.40%		2.40%	2.35%		2.40%

Net investment income (loss)	(2.08)%	(1.53)%		(0.60)%	[d]	(1.48)%	(0.48)%	[e]	(0.79)%

Supplemental data

Net assets, end of period (000’s)	$24,277	$24,039		$17,291		$17,754	$11,655		$6,078

Portfolio turnover rate[i]	11.03%	39.65%		21.54%		46.88%	35.48%		16.95%

aThe per share amounts and ratios include income and expenses of the Portfolio.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (1.36)%.

eNet investment income (loss) per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.66)%.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hBenefit of expense reduction rounds to less than 0.01%.

iIncludes the Portfolio’s rate of turnover.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL HIGHLIGHTS

Franklin India Growth Fund (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
	(unaudited)	2017		2016		2015	2014		2013[a]

Class R6

Per share operating performance[b]
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.92	$13.89		$12.51		$12.63	$8.68		$9.35

Income from investment operations[c]:

Net investment income (loss)[d]	(0.07)	(0.05)		0.07	[e]	(0.04)	0.07	[f]	0.02

Net realized and unrealized gains (losses)	0.33	2.08		1.31		0.03	3.88		(0.69)

Total from investment operations	0.26	2.03		1.38		(0.01)	3.95		(0.67)

Less distributions from:

Net investment income	—	—		—		(0.11)	—		—

Net realized gains	(0.45)	—		—		—	—		—

Total distributions	(0.45)	—		—		(0.11)	—		—

Net asset value, end of period	$15.73	$15.92		$13.89		$12.51	$12.63		$8.68

Total return[g]	0.96%	14.61%		11.03%		(0.07)%	45.51%		(7.17)%

Ratios to average net assets[b,h]

Expenses before waiver and payments by affiliates	1.72%	1.66%		1.67%		1.63%	1.80%		1.78%

Expenses net of waiver and payments by affiliates	1.21% [i]	1.21%	[i]	1.24%		1.24%	1.20%		1.20%

Net investment income (loss)	(0.93)%	(0.34)%		0.56%	[e]	(0.32)%	0.67%	[f]	0.41%

Supplemental data

Net assets, end of period (000’s)	$5,640	$85		$12,592		$12,102	$740		$459

Portfolio turnover rate[j]	11.03%	39.65%		21.54%		46.88%	35.48%		16.95%

aFor the period May 1, 2013 (effective date) to October 31, 2013.

bThe per share amounts and ratios include income and expenses of the Portfolio.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.

fNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.49%.

gTotal return is not annualized for periods less than one year.

hRatios are annualized for periods less than one year.

iBenefit of expense reduction rounds to less than 0.01%.

jIncludes the Portfolio’s rate of turnover.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL HIGHLIGHTS

Franklin India Growth Fund (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
	(unaudited)	2017		2016		2015	2014		2013

Advisor Class

Per share operating performance[a]
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.90	$13.83		$12.48		$12.60	$8.68		$8.83

Income from investment operations[b]:

Net investment income (loss)[c]	(0.08)	(0.08)		0.05	[d]	(0.06)	0.05	[e]	0.02

Net realized and unrealized gains (losses)	0.22	2.15		1.30		0.04	3.87		(0.17)

Total from investment operations	0.14	2.07		1.35		(0.02)	3.92		(0.15)

Less distributions from:

Net investment income	—	—		—		(0.10)	—		—

Net realized gains	(0.45)	—		—		—	—		—

Total distributions	(0.45)	—		—		(0.10)	—		—

Net asset value, end of period	$15.59	$15.90		$13.83		$12.48	$12.60		$8.68

Total return[f]	0.91%	14.97%		10.82%		(0.11)%	45.16%		(1.70)%

Ratios to average net assets[a,g]

Expenses before waiver and payments by affiliates	1.78%	1.90%		1.89%		1.79%	1.95%		1.98%

Expenses net of waiver and payments by affiliates	1.36% [h]	1.40%	[h]	1.40%		1.40%	1.35%		1.40%

Net investment income (loss)	(1.08)%	(0.53)%		0.40%	[d]	(0.48)%	0.52%	[e]	0.21%

Supplemental data

Net assets, end of period (000’s)	$52,746	$51,499		$24,723		$34,113	$41,740		$28,340

Portfolio turnover rate[i]	11.03%	39.65%		21.54%		46.88%	35.48%		16.95%

aThe per share amounts and ratios include income and expenses of the Portfolio.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.36)%.

eNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.34%.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hBenefit of expense reduction rounds to less than 0.01%.

iIncludes the Portfolio’s rate of turnover.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, April 30, 2018 (unaudited)

Franklin India Growth Fund

		Shares	Value
	Common Stocks 4.9%
	Internet & Direct Marketing Retail 1.5%
[a]	MakeMyTrip Ltd. (India)	66,800	$2,464,920

	IT Services 3.4%
	Cognizant Technology Solutions Corp., A (United States)	67,900	5,555,578

	Total Common Stocks (Cost $6,396,859)		8,020,498

	Management Investment Companies (Cost $90,671,954) 94.6%
	Diversified Financial Services 94.6%
[a,b]	FT (Mauritius) Offshore Investments Ltd. (India)	8,902,949	155,334,942

	Total Investments (Cost $97,068,813) 99.5%		163,355,440
	Other Assets, less Liabilities 0.5%		775,438

	Net Assets 100.0%		$164,130,878

aNon-income producing.

bThe dollar value, number of shares or principal amount, and names of all Portfolio holdings are listed in the Portfolio’s SOI, beginning on page 28.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Statements

Statement of Assets and Liabilities

April 30, 2018 (unaudited)

Franklin India Growth Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$6,396,859

Value - Unaffiliated issuers	$8,020,498
Investment in FT (Mauritius) Offshore Investments Limited (Note 1)	155,334,942
Cash	158,410
Receivables:
Investment securities sold	1,086,111
Capital shares sold	209,977
Affiliates	41,534
Other assets	141

Total assets	164,851,613

Liabilities:
Payables:
Capital shares redeemed	631,492
Distribution fees	36,594
Transfer agent fees	49,535
Accrued expenses and other liabilities	3,114

Total liabilities	720,735

Net assets, at value	$164,130,878

Net assets consist of:
Paid-in capital	$122,045,514
Undistributed net investment income (loss)	(1,637,862)
Net unrealized appreciation (depreciation)	41,540,305
Accumulated net realized gain (loss)	2,182,921

Net assets, at value	$164,130,878

Class A:
Net assets, at value	$81,467,818

Shares outstanding	5,363,702

Net asset value per share[a]	$15.19

Maximum offering price per share (net asset value per share ÷ 94.25%)	$16.12

Class C:
Net assets, at value	$24,277,263

Shares outstanding	1,716,071

Net asset value and maximum offering price per share[a]	$14.15

Class R6:
Net assets, at value	$5,639,693

Shares outstanding	358,556

Net asset value and maximum offering price per share	$15.73

Advisor Class:
Net assets, at value	$52,746,104

Shares outstanding	3,382,697

Net asset value and maximum offering price per share	$15.59

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended April 30, 2018 (unaudited)

Franklin India Growth Fund

Net investment income allocated from FT (Mauritius) Offshore Investments Limited:
Dividends:[a]
Unaffiliated issuers	$228,071
Expenses	(883,825)

Net investment income allocated from FT (Mauritius) Offshore Investments Limited	(655,754)

Expenses:
Management fees (Note 3a)	306,054
Distribution fees: (Note 3c)
Class A	103,077
Class C	124,395
Transfer agent fees: (Note 3e)
Class A	67,344
Class C	20,323
Class R6	2,577
Advisor Class	39,751
Custodian fees (Note 4)	2,693
Reports to shareholders	19,537
Registration and filing fees	46,188
Professional fees	34,368
Directors’/Trustees’ fees and expenses	2,478
Other	5,601

Total expenses	774,386
Expense reductions (Note 4)	(6)
Expenses waived/paid by affiliates (Note 3f)	(338,428)

Net expenses	435,952

Net investment income (loss)	(1,091,706)

Realized and unrealized gains (losses) on investments allocated from FT (Mauritius) Offshore Investments Limited:
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	2,792,968
Foreign currency transactions	(73,236)

Net realized gain (loss)	2,719,732

Net change in unrealized appreciation (depreciation) on:
Investments:[b]
Unaffiliated issuers	(817,684)
Translation of other assets and liabilities denominated in foreign currencies	(8,456)
Change in deferred taxes on unrealized appreciation	(31,752)

Net change in unrealized appreciation (depreciation)	(857,892)

Net realized and unrealized gain (loss)	1,861,840

Net increase (decrease) in net assets resulting from operations	$770,134

#Net of foreign taxes	$170,922

aIncludes $10,689 of dividend income from investments held directly by Franklin India Growth Fund.

bIncludes $862,135 of change in unrealized appreciation on investments held directly by Franklin India Growth Fund.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin India Growth Fund

	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (1,091,706)	$ (1,067,414)
Net realized gain (loss)	2,719,732	6,978,767
Net change in unrealized appreciation (depreciation)	(857,892)	12,299,161

Net increase (decrease) in net assets resulting from operations	770,134	18,210,514

Distributions to shareholders from:
Net realized gains:
Class A	(2,294,474)	—
Class C	(763,862)	—
Class R6	(141,681)	—
Advisor Class	(1,337,030)	—

Total distributions to shareholders	(4,537,047)	—

Capital share transactions: (Note 2)
Class A	5,496,859	7,905,087
Class C	978,917	4,230,982
Class R6	5,765,039	(14,094,936)
Advisor Class	1,955,011	21,497,620

Total capital share transactions	14,195,826	19,538,753

Net increase (decrease) in net assets	10,428,913	37,749,267
Net assets:
Beginning of period	153,701,965	115,952,698

End of period	$164,130,878	$153,701,965

Undistributed net investment income (loss) included in net assets:
End of period	$ (1,637,862)	$ (546,156)

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Financial Statements (unaudited)

Franklin India Growth Fund

1.  Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin India Growth Fund (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report, and should be read in conjunction with the Fund’s financial statements. At April 30, 2018, the Fund owned 100% of the outstanding shares of the Portfolio.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin India Growth Fund (continued)

and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

The Fund’s investment through the Portfolio may be subject to income and withholding taxes in Mauritius and/or India which are discussed in Note 1(c) of the Portfolio’s Notes to Financial Statements.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions, including investments of the Portfolio, are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

The Fund records its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses daily. In addition, the Fund accrues its own expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin India Growth Fund (continued)

2.  Shares of Beneficial Interest

At April 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,053,577	$16,539,817	2,617,488	$37,511,958
Shares issued in reinvestment of distributions	143,840	2,235,268	—	—
Shares redeemed	(864,726)	(13,278,226)	(2,123,150)	(29,606,871)

Net increase (decrease)	332,691	$5,496,859	494,338	$7,905,087

Class C Shares:
Shares sold	231,099	$3,391,207	702,359	$9,576,901
Shares issued in reinvestment of distributions	49,122	712,764	—	—
Shares redeemed	(217,583)	(3,125,054)	(402,964)	(5,345,919)

Net increase (decrease)	62,638	$978,917	299,395	$4,230,982

Class R6 Shares:
Shares sold	394,370	$6,421,288	75,501	$1,024,818
Shares issued in reinvestment of distributions	8,817	141,681	—	—
Shares redeemed	(49,989)	(797,930)	(976,994)	(15,119,754)

Net increase (decrease)	353,198	$5,765,039	(901,493)	$(14,094,936)

Advisor Class Shares:
Shares sold	799,460	$12,394,391	2,343,042	$34,599,870
Shares issued in reinvestment of distributions	75,218	1,198,967	—	—
Shares redeemed	(730,602)	(11,638,347)	(892,346)	(13,102,250)

Net increase (decrease)	144,076	$1,955,011	1,450,696	$21,497,620

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin India Growth Fund (continued)

a.  Management Fees

The Fund pays an investment management fee to Advisers (directly and/or indirectly through the Portfolio). The total management fee is paid based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

For the period ended April 30, 2018, the annualized gross effective investment management fee rate was 1.300% of the Fund’s average daily net assets.

Under a subadvisory agreement, TAML, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$22,852
CDSC retained	$5,576

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin India Growth Fund (continued)

3.  Transactions with Affiliates (continued)

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended April 30, 2018, the Fund paid transfer agent fees of $129,994, of which $67,820 was retained by Investor Services.

f.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees) for each class of the Fund do not exceed 1.40% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to March 1, 2018, expenses for Class R6 were limited to 1.19%.

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02%. Investor Services may discontinue this waiver in the future.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended April 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At October 31, 2017, the Fund deferred late-year ordinary losses of $6,079.

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation), including the holdings of the Portfolio, for income tax purposes were as follows:

Cost of investments	$121,837,298

Unrealized appreciation	$47,406,552
Unrealized depreciation	(6,043,171)

Net unrealized appreciation (depreciation)	$41,363,381

The Portfolio is a disregarded entity for United States federal income tax purposes.

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin India Growth Fund (continued)

6.  Investment Transactions

Purchases and sales of investments including transactions from the Portfolio (excluding short term securities) for the period ended April 30, 2018, aggregated $31,551,628 and $17,363,223, respectively.

7.  Concentration of Risk

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

8.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2018, the Fund did not use the Global Credit Facility.

9.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin India Growth Fund (continued)

10.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

24	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Templeton International Trust was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin Templeton International Trust and to vote to approve an amended fundamental investment restriction regarding investments in commodities. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Templeton International Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson; and (ii) sufficient votes were not received to pass the proposal to approve an amended fundamental investment restriction regarding investments in commodities. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1.         To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	6,781,279	244,535
Terrence J. Checki	6,797,124	228,691
Mary C. Choksi	6,797,581	228,234
Edith E. Holiday	6,795,218	230,597
Gregory E. Johnson	6,817,291	208,524
Rupert H. Johnson, Jr.	6,789,891	235,924
J. Michael Luttig	6,811,121	214,694
Larry D. Thompson	6,779,538	246,276
John B. Wilson	6,809,452	216,362

Total Trust Shares Outstanding*: 11,063,687

* As of the record date.

franklintempleton.com	Semiannual Report	25

FRANKLIN TEMPLETON INTERNATIONAL TRUST

SPECIAL MEETING OF SHAREHOLDERS

Proposal 2.         To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	4,648,691
Against	205,432
Abstain	153,182
Broker Non-Votes	2,018,511
Total Fund Shares Voted	7,025,815
Total Fund Shares Outstanding*	11,063,687

26	Semiannual Report	franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Financial Highlights

(Expressed in U.S. Dollars)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
	(unaudited)	2017	2016		2015	2014		2013

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.36	$15.06	$13.43		$13.49	$9.19		$9.37

Income from investment operations[a]:

Net investment income (loss)[b]	(0.08)	(0.04)	0.10	[c]	(0.02)	0.09	[d]	0.06

Net realized and unrealized gains (losses)	0.17	2.34	1.53		(0.04)	4.21		(0.24)

Total from investment operations	0.09	2.30	1.63		(0.06)	4.30		(0.18)

Net asset value, end of period	$17.45	$17.36	$15.06		$13.43	$13.49		$9.19

Total return[e]	0.52%	15.27%	12.14%		(0.44)%	46.79%		(1.92)%

Ratios to average net assets[f]

Expenses	1.14%	1.14%	1.14%		1.10%	1.12%		1.07%

Net investment income (loss)	(0.86)%	(0.25)%	0.71%[c]		(0.16)%	0.80%[d]		0.54%

Supplemental data

Net assets, end of period (000’s)	$155,335	$148,914	$113,405		$126,895	$105,258		$58,206

Portfolio turnover rate	11.38%	40.10%	21.54%		46.88%	35.48%		16.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.10 per share related to a corporate action in connection with certain Portfolio holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.07)%.

dNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Portfolio holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.62%.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Statement of Investments, April 30, 2018 (unaudited)

(Expressed in U.S. Dollars)

		Shares	Value
	Common Stocks 99.9%
	India 99.9%
	Auto Components 1.7%
	Apollo Tyres Ltd.	206,151	$913,038
	Bharat Forge Ltd.	145,412	1,695,015

			2,608,053

	Automobiles 3.7%
[a]	Tata Motors Ltd.	789,986	4,046,212
[a]	Tata Motors Ltd., A	609,129	1,755,164

			5,801,376

	Banks 21.6%
	Axis Bank Ltd.	546,257	4,251,862
	HDFC Bank Ltd.	262,598	7,957,359
	IndusInd Bank Ltd.	60,843	1,737,587
	Kotak Mahindra Bank Ltd.	467,523	8,519,667
	State Bank of India	1,180,586	4,377,015
	Yes Bank Ltd.	1,221,754	6,654,754

			33,498,244

	Beverages 1.7%
[a]	United Spirits Ltd.	49,013	2,671,304

	Building Products 1.5%
	Kajaria Ceramics Ltd.	292,078	2,399,997

	Capital Markets 4.7%
	Care Ratings Ltd.	110,617	2,119,798
	Crisil Ltd.	50,000	1,413,143
	ICRA Ltd.	37,005	2,173,028
	Motilal Oswal Financial Services Ltd.	107,486	1,587,869

			7,293,838

	Chemicals 2.6%
	Asian Paints Ltd.	226,301	4,091,873

	Construction & Engineering 6.1%
	Larsen & Toubro Ltd.	270,609	5,704,125
	Voltas Ltd.	390,653	3,776,626

			9,480,751

	Construction Materials 4.6%
	Shree Cement Ltd.	8,999	2,294,271
	UltraTech Cement Ltd.	79,427	4,910,527

			7,204,798

	Consumer Finance 2.4%
	Mahindra & Mahindra Financial Services Ltd.	191,808	1,524,276
	Repco Home Finance Ltd.	220,866	2,142,361

			3,666,637

	Electrical Equipment 1.4%
	Havell’s India Ltd.	259,219	2,134,481

	Health Care Providers & Services 0.9%
	Dr Lal PathLabs Ltd.	58,689	745,534
[a,b]	Narayana Hrudayalaya Ltd., Reg S	160,287	663,722

			1,409,256

28	Semiannual Report	franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

STATEMENT OF INVESTMENTS (UNAUDITED)

(Expressed in U.S. Dollars)

		Shares	Value
	Common Stocks (continued)
	India (continued)
	Hotels, Restaurants & Leisure 1.9%
	Indian Hotels Co. Ltd.	1,308,744	$2,913,462

	Household Durables 1.3%
	Crompton Greaves Consumer Electricals Ltd.	574,666	2,040,644

	Household Products 4.4%
	Hindustan Unilever Ltd.	300,060	6,812,527

	Insurance 0.8%
[b]	ICICI Lombard General Insurance Co. Ltd., Reg S	108,053	1,235,472

	IT Services 10.7%
	HCL Technologies Ltd.	169,324	2,682,152
	Infosys Ltd.	767,820	13,857,961

			16,540,113

	Machinery 4.3%
	Cummins India Ltd.	336,941	3,901,235
	Eicher Motors Ltd.	4,147	1,946,120
	SKF India Ltd.	29,002	817,018

			6,664,373

	Media 1.0%
	PVR Ltd.	74,458	1,615,199

	Metals & Mining 2.7%
	Hindalco Industries Ltd.	749,154	2,656,307
	Tata Steel Ltd.	164,013	1,468,244
	Tata Steel Ltd., partly paid shares	11,311	27,035

			4,151,586

	Multiline Retail 2.8%
	Trent Ltd.	825,530	4,369,247

	Personal Products 2.4%
	Godrej Consumer Products Ltd.	220,578	3,707,443

	Pharmaceuticals 2.3%
	Dr Reddy’s Laboratories Ltd.	114,288	3,628,205

	Real Estate Management & Development 2.3%
[a]	Godrej Properties Ltd.	68,980	835,783
	Oberoi Realty Ltd.	336,278	2,780,391

			3,616,174

	Textiles, Apparel & Luxury Goods 3.3%
[a]	Aditya Birla Fashion and Retail Ltd.	73,268	161,783
	Titan Co. Ltd.	333,543	4,927,362

			5,089,145

	Thrifts & Mortgage Finance 2.0%
	Housing Development Finance Corp. Ltd.	110,254	3,124,223

franklintempleton.com	Semiannual Report	29

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

STATEMENT OF INVESTMENTS (UNAUDITED)

(Expressed in U.S. Dollars)

		Shares	Value
	Common Stocks (continued)
	India (continued)
	Wireless Telecommunication Services 4.8%
	Bharti Airtel Ltd.	675,587	$4,163,206
[a]	Idea Cellular Ltd.	3,122,181	3,248,553

			7,411,759

	Total Common Stocks (Cost $114,383,739)		155,180,180
	Other Assets, less Liabilities 0.1%		154,762

	Net Assets 100.0%		$155,334,942

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Portfolio’s Board of Directors. At April 30, 2018, the aggregate value of these securities was $1,899,194, representing 1.2% of net assets.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Financial Statements

(Expressed in U.S. Dollars)

Statement of Assets and Liabilities

April 30, 2018 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$114,383,739

Value - Unaffiliated issuers	$155,180,180
Cash	30,548
Foreign currency, at value (cost $2,253,764)	2,259,868
Receivables:
Investment securities sold	68,167

Total assets	157,538,763

Liabilities:
Payables:
Capital shares redeemed	1,086,111
Management fees	123,839
Administrative fees	5,087
Deferred tax	886,113
Accrued expenses and other liabilities	102,671

Total liabilities	2,203,821

Net assets, at value	$155,334,942

Shares outstanding	8,902,949

Net asset value per share	$17.45

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Statement of Operations

for the six months ended April 30, 2018 (unaudited)

Investment income:
Dividends:
Unaffiliated issuers	$217,382

Expenses:
Management fees (Note 3a)	740,973
Administrative fees (Note 3b)	18,028
Custodian fees	58,618
Reports to shareholders	1,116
Registration and filing fees	1,874
Professional fees	17,921
Directors’ fees and expenses	4,960
Other	40,335

Total expenses	883,825

Net investment income (loss)	(666,443)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	2,792,968
Foreign currency transactions	(73,236)

Net realized gain (loss)	2,719,732

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,679,819)
Translation of other assets and liabilities denominated in foreign currencies	(8,456)
Change in deferred taxes on unrealized appreciation	(31,752)

Net change in unrealized appreciation (depreciation)	(1,720,027)

Net realized and unrealized gain (loss)	999,705

Net increase (decrease) in net assets resulting from operations	$333,262

#Net of foreign taxes	$170,922

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(unaudited)	October 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(666,443)	$(337,556)
Net realized gain (loss)	2,719,732	6,621,403
Net change in unrealized appreciation (depreciation)	(1,720,027)	12,086,113

Net increase (decrease) in net assets resulting from operations	333,262	18,369,960

Capital share transactions (Note 2)	6,088,090	17,138,470

Net increase (decrease) in net assets	6,421,352	35,508,430
Net assets:
Beginning of period	148,913,590	113,405,160

End of period	$155,334,942	$148,913,590

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Notes to Financial Statements

(Expressed in U.S. Dollars)

1.  Organization and Significant Accounting Policies

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At April 30, 2018, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

The following summarizes the Portfolio’s significant accounting policies.

a.  Financial Instrument Valuation

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Portfolio’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the

34	Semiannual Report	franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(Expressed in U.S. Dollars)

Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Portfolio’s NAV is not calculated, which could result in differences between the value of the Portfolio’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Portfolio may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Portfolio does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Income Taxes

The Portfolio conducts its investment activities in India as a tax resident of Mauritius and holds a Category 1 Global Business Licence in Mauritius for the purpose of the Financial Services Act 2007.

Regarding taxation in India, on April 1, 2017, the Indian General Anti Avoidance Rule (GAAR) became effective, as well as the amendment (Protocol) to the double taxation treaty (Treaty) between the Governments of India and Mauritius. The Protocol allows for capital gains arising on disposal of Indian shares acquired by a Mauritius company on or after April 1, 2017, to be taxed in accordance with tax regulations and rates that exist in the Indian market. Gains realized from shares acquired prior to April 1, 2017, are exempt from Indian tax under the Protocol. Short term capital gains on the disposal of listed shares are subject to Indian capital gains tax at 15% (plus surcharge).

India enacted a long term capital gain tax at 10% on the disposal of Indian long term listed shares, applicable to disposals on or after April 1, 2018. For listed shares acquired after March 31, 2017, through January 31, 2018, the base cost of the shares used to calculate the long term capital gain is the higher of (1) actual cost of acquisition; and (2) lower of (a) fair market value on January 31, 2018; and (b) value of consideration received upon transfer. The effect of this provision is that any portion of a long term capital gain arising prior to January 31, 2018, will not be subject to tax on the disposal of the shares.

When a capital gain tax is determined to apply, the Portfolio records an estimated deferred tax liability in the amount that would be payable if the securities were disposed of on the valuation date.

Dividends distributed by Indian companies are exempt from withholding tax in India. Accordingly, no provision for Indian dividend withholding tax was made. Indian companies making distributions are liable to a dividend distribution tax of 15% (plus surcharge).

Regarding taxation in Mauritius, under current laws and regulations of Mauritius, the Portfolio is subject to tax at the rate of 15% on its net income, with a deemed tax credit equivalent to the higher of actual foreign tax suffered or a presumed foreign tax equivalent of 80% of the Mauritian tax on its foreign source income. Thus, the effective tax rate in

franklintempleton.com	Semiannual Report	35

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(Expressed in U.S. Dollars)

1.  Organization and Significant Accounting Policies (continued)

c. Income Taxes (continued)

Mauritius should not exceed 3% (i.e. 15% less 80% of 15%). A company holding at least 5% of the share capital of an Indian company and receiving dividends from that Indian company may claim a credit for tax paid by the Indian company on its profits out of which the dividends were distributed including the dividend distribution tax. No Mauritian capital gains tax is payable by the Portfolio on gains arising from sale of securities.

Dividends and redemption proceeds paid by the Portfolio to its shareholders are exempt from withholding tax in Mauritius.

The Portfolio’s accounting policy in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) is to account for changes in tax laws when the laws are enacted.

d.  Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Portfolio.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Portfolio’s organizational documents, the Portfolio’s officers and directors are indemnified by the Portfolio against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At April 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares were as follows:

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	990,558	$17,658,656	3,126,026	$50,549,898
Shares redeemed	(667,601)	(11,570,566)	(2,077,202)	(33,411,428)

Net increase (decrease)	322,957	$6,088,090	1,048,824	$17,138,470

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company of Franklin Advisers, Inc. (Advisers) which is the investment manager of the Portfolio.

36	Semiannual Report	franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(Expressed in U.S. Dollars)

a.  Management Fees

The Portfolio pays an investment management fee to Advisers (directly and/or indirectly through the Fund). The total management fee is paid based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

For the period ended April 30, 2018, the annualized gross effective investment management fee rate was 1.300% of the Fund’s average daily net assets.

b.  Administrative Fees

The Portfolio pays an administrative fee to SANNE Mauritius (formerly International Financial Services Limited), a Mauritius company, an annual fee of $30,000 plus reimbursement of certain expenses. Certain directors of the Portfolio are also directors of SANNE Mauritius.

4.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2018, aggregated $28,438,727 and $17,363,223, respectively.

5.  Concentration of Risk

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6.  Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

franklintempleton.com	Semiannual Report	37

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(Expressed in U.S. Dollars)

6.  Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

7.  Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

38	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN INDIA GROWTH FUND

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund

(Fund)

At an in-person meeting held on April 17, 2018 (Meeting), the Board of Trustees (Board) of Franklin Templeton International Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Fund and the investment sub-advisory agreement between FAI and Templeton Asset Management Ltd. (Sub-Adviser), an affiliate of FAI, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. FAI and the Sub-Adviser are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such

Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN INDIA GROWTH FUND

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended January 31, 2018. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional India region funds. The Fund currently invests in the securities of Indian companies by investing in shares of a wholly-owned, collective investment vehicle (Portfolio). The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe, for the five-year period was equal to the median of its Performance Universe, and for the 10-year period was above the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted management’s explanation that the performance of the Fund’s peers benefited to the extent that they had higher exposure to small and mid-cap stocks, which were helped by the liquidity-driven environment and outperformed large cap stocks. The Board further noted management’s explanation that investment selection and portfolio positioning contributed to the Fund’s recent underperformance, but that management believes its focus on quality, growth and sustainability at reasonable valuations in selecting small and mid-cap stocks will benefit Fund performance when the valuations of these stocks return to reasonable valuation levels. The Board also noted that the Fund’s annualized total return for the one- and three-year periods, while below the median, exceeded 29.4% and 7.3%, respectively.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the

Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class A and Investor Class shares for other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund, two other India region funds and five China region funds. The Board noted that the Management Rate for the Fund was slightly above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable, noting the diversity of the Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management, a portion of the Management Rate is paid at the Portfolio level and the Sub-Adviser is paid by FAI out of the management fee FAI receives from the Fund.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FTI’s U.S. fund business, as well as its

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN INDIA GROWTH FUND

SHAREHOLDER INFORMATION

profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, Pricewaterhouse-Coopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each

Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Fund does not have an asset size that would likely enable the Fund to achieve economies of scale, but concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin India Growth Fund

Investment Manager

Franklin Advisers, Inc.

Subadvisor

Templeton Asset Management Ltd.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	141 S 06/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	June 26, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	June 26, 2018